iShares®

iShares, Inc.

Supplement dated January 2, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Series

Change in the Investment Objective for the

iShares MSCI Austria Index Fund and

iShares MSCI Netherlands Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the following: iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund.

On December 7, 2007, at special shareholder meetings shareholders of the iShares MSCI Austria Index Fund approved a change from the MSCI Austria Index to the MSCI Austria Investable Market Index and shareholders of the iShares MSCI Netherlands Index Fund approved a change from the MSCI Netherlands Index to the MSCI Netherlands Investable Market Index. The transition to these indexes is expected to be implemented on February 1, 2008.

Shareholders of these Funds also approved a proposal to change each Fund’s investment objective from a “fundamental” investment policy to a “non-fundamental” investment policy. In the future the investment objective and underlying index of each of the Funds may be changed without shareholder approval.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-01008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated January 2, 2008 to

the Statement of Additional Information (“SAI”) dated January 1, 2008 for the iShares MSCI Index Funds

Change in the Investment Objective for:

iShares MSCI Austria Index Fund and

iShares MSCI Netherlands Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

On December 7, 2007, at special shareholder meetings shareholders of the iShares MSCI Austria Index Fund approved a change from the MSCI Austria Index to the MSCI Austria Investable Market Index and shareholders of the iShares MSCI Netherlands Index Fund approved a change from the MSCI Netherlands Index to the MSCI Netherlands Investable Market Index. The transition to these indexes is expected to be implemented on February 1, 2008.

Shareholders of these Funds also approved a proposal to change each Fund’s investment objective from a “fundamental” investment policy to a “non-fundamental” investment policy. In the future the investment objective and underlying index of each of the Funds may be changed without shareholder approval.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-01008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE